CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,036)	¥ (32,517)	¥ (328,038)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property and equipment	46	295	584
Amortization of intangible assets	870	5,618	1,140
Loss (gain) on disposal of property and equipment			3
Non-cash lease expense of right-of-use asset			140
Allowance for doubtful accounts			8,723
Deferred income taxes (benefit) expense			(5,116)
Interest expense			2,298
Impairment of long-term investment			647
Share-based compensation expense			44,526
Others	278	1,793
Changes in operating assets and liabilities:
Accounts receivable	(300)	(1,939)	13,155
Unbilled receivables	(777)	(5,017)	10,703
Inventories	(225)	(1,455)	1,530
Notes receivable	322	2,082	99,415
Long-term deferred cost			(10,710)
Prepayments and other current assets	(10,788)	(69,652)	(19,612)
Amounts due from related parties	(437)	(2,822)	(316)
Amounts due to related parties	10,017	64,678	(66,226)
Accounts payable	1,039	6,708	11,346
Deferred revenue	(2,005)	(12,944)	(25,544)
Accrued expenses and other liabilities	2,953	19,065	26,843
Income taxes payable	116	752	461
Right-of-use asset
Lease liabilities
Net cash used in operating activities	(3,927)	(25,355)	(234,048)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(3)	16,846
Purchases of intangible assets			(116)
Payments for short-term investments			(336,038)
Payment for long-term investment	(527)	(3,400)	(1,000)
Net cash used in investing activities	(527)	(3,403)	(320,308)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares			419,955
Proceeds from mandatorily redeemable noncontrolling interests	7,521	48,558	16,137
Deemed contribution to shareholders			72,961
Capital contribution to equity by M.I.			90
Proceeds from bank borrowings	372	2,400	20,000
Repayment of bank borrowings	(3,098)	(20,000)	0
Net cash generated from financing activities	4,795	30,958	529,143
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(46)	(296)	(20,873)
Net increase/(decrease) in cash, cash equivalents and restricted cash	295	1,904	(46,086)
Cash, cash equivalents and restricted cash at beginning of the period	1,795	11,588	57,674
Cash, cash equivalents and restricted cash at end of the period	$ 2,090	¥ 13,492	¥ 11,588